Recoverable Cash Advances - Summary of Current and Non-current Portion Cash Advances (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Non-current portion	€ 4,538	€ 4,139
Current portion	613	346
Total Recoverable Cash Advances	€ 5,151	€ 4,484